Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Contractual Lease Obligations

The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter for certain ground and office lease obligations (amounts in thousands):

Future Minimum Base Rent Payments
October 1, 2013 - December 31, 2013	$261
2014	731
2015	732
2016	733
2017	737
Thereafter	6,754
Total	$9,948

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company, except as follows:

ARCT III Litigation Matters

Since the announcement of the ARCT III Merger Agreement on December 17, 2012, Randell Quaal filed a putative class action lawsuit filed on January 30, 2013 against the Company, the OP, ARCT III, ARCT III OP, the members of the board of directors of ARCT III and certain subsidiaries of the Company in the Supreme Court of the State of New York. The plaintiff alleges, among other things, that the board of ARCT III breached its fiduciary duties in connection with the transactions contemplated under the ARCT III Merger Agreement. In February 2013, the parties agreed to a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of ARCT III stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required ARCT III to make certain additional disclosures related to the ARCT III Merger, which were included in a Current Report on Form 8-K filed by ARCT III with the SEC on February 21, 2013. The memorandum of understanding also added that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to ARCT III's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.

CapLease Litigation Matters

Since the announcement of the CapLease Merger Agreement on May 28, 2013, the following lawsuits have been filed:

CapLease, its directors, and its affiliates, CapLease's operating partnership and the general partner of the operating partnership, as well as the Company, the OP and a CapLease Merger related subsidiary, have been named as defendants in a putative class action lawsuit in connection with the proposed merger, styled Mizani v. CapLease, Inc., No. 651986/2013, in the Supreme Court of the State of New York, New York County. The complaint alleges, among other things, that the CapLease Merger Agreement was the product of breaches of fiduciary duty by CapLease's directors because the CapLease Merger does not provide for full and fair value for the CapLease's stockholders, the CapLease Merger was not the result of a competitive bidding process, the CapLease Merger Agreement contains coercive deal protection measures, and the CapLease Merger Agreement and the CapLease Merger were approved as a result of improper self-dealing by certain defendants who would receive certain alleged employment compensation benefits and continued employment pursuant to the CapLease Merger Agreement. The complaint also alleges that CapLease, the Company, the OP and a CapLease Merger related subsidiary, aided and abetted the directors' alleged breaches of fiduciary duty. The plaintiff seeks, among other things, to enjoin completion of the CapLease Merger. The Company believes that the allegations of the complaint are without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.

Separately, CapLease, its directors and its affiliates, the CapLease's operating partnership and the general partner of the CapLease's operating partnership, as well as the Company, the OP and a CapLease Merger related subsidiary, have been named as defendants in a putative class action and derivative lawsuit in connection with the proposed merger, styled Tarver v. CapLease, Inc., No. 24C13004176, in the Circuit Court of the State of Maryland, Baltimore City. The complaint alleges, among other things, that the CapLease Merger Agreement was the product of breaches of fiduciary duty by CapLease's directors because the CapLease Merger does not provide for full and fair value for the CapLease's stockholders, the CapLease Merger Agreement contains coercive deal protection measures, the CapLease Merger was not the result of a competitive bidding process, and the CapLease Merger Agreement and the CapLease Merger were approved as a result of improper self-dealing. The complaint also alleges that CapLease, CapLease's operating partnership, the general partner of the CapLease's operating partnership, the Company, the OP and a CapLease Merger related subsidiary aided and abetted the directors' alleged breaches of fiduciary duty. The plaintiff seeks, among other things, to enjoin completion of the CapLease Merger. The Company believes that the allegations of the complaint are without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.

Separately, CapLease, its directors and its affiliates, the CapLease's operating partnership and the general partner of the CapLease's operating partnership, as well as the Company, the OP and a CapLease Merger related subsidiary, have been named as defendants in a putative class action and derivative lawsuit in connection with the proposed CapLease Merger, styled Carach v. CapLease, Inc., No. 651986/2013, in the Supreme Court of the State of New York, New York County. The complaint alleges, among other things, that the CapLease Merger Agreement was the product of breaches of fiduciary duty by the CapLease's directors because the CapLease Merger does not provide for full and fair value for the CapLease's stockholders, the CapLease directors failed to take steps to maximize the value of CapLease or properly value CapLease, failed to protect against various alleged conflicts of interest, and failed to fully disclose material information concerning the process that led to the CapLease Merger. The complaint also alleges that CapLease's operating partnership, the general partner of CapLease's operating partnership, the Company, the OP and a CapLease Merger related subsidiary aided and abetted the CapLease directors' alleged breaches of fiduciary duty. The plaintiff seeks, among other things, to enjoin completion of the CapLease Merger. The Company believes that the allegations of the complaint are without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.

Counsel who filed each of these three cases reached an agreement with each other as to who will serve as lead plaintiff and lead plaintiffs' counsel in the cases and where they will be prosecuted. Thus, on August 9, 2013, counsel in the Tarver Action filed a motion for stay in the Baltimore Court, information the court they had agreed to join and participate in the prosecution of the Mizani and Carach Actions in the New York Court. The defendants consented to the stay of the Tarver Action in Baltimore Court, and on September 5, 2013, Judge Pamela J. White issued an order granting to stay. Consequently, there has been no subsequent activity in the Baltimore Court in the Tarver Action. Also on August 9, 2013, all counsel involved in the Mizani and Carach Actions filed a joint stipulation in the New York Court, reflecting agreement among all parties in the Mizani and Carach Actions should be consolidated and setting out a schedule for early motion practice in response to the complaints filed. All defendants filed a motion to dismiss all claims on September 23, 2013. Plaintiffs' response to those motions is due on or before November 7, 2013. To date, no injunctive filings have been made by or on behalf of the plaintiffs. The Company believes that the allegations of the complaint are without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.

On October 8, 2013, John Poling filed a punitive class action lawsuit in the Circuit Court of Baltimore City against ARCP, ARC Operating Partnership, L.P., Safari Acquisition LLC, CapLease, CapLease LP, CFL OP General Partner, LLC and members of the CapLease, Inc. board of directions. The complaint alleges, that the merger agreement breaches terms of the CapLease' 8.375% Series B Cumulative Redeemable Preferred Stock and the terms of the 7.25% Series C Cumulative Redeemable Preferred Stock and is in violation of the Series B Articles Supplementary and the Series C Articles Supplementary. The complaint alleges breach of contract and breach of fiduciary duty. The plaintiff seeks, among other things, declaratory relief, damages and an injunction to halt the redemption of the Series B and Series C Preferred Stock. The Company believes that the allegations of the complaint are without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.

Cole Litigation Matters

To date, five lawsuits have been filed in connection with the Cole Merger. The first, Wunsch v. Cole Real Estate Investments, Inc., et al ("Wunsch"), No. 13-CV-2186, is a putative class action that was filed on October 25, 2013 in the U.S. District Court for the District of Arizona. On October 30, 2013, October 31, 2013 and November 1, 2013, four other putative stockholder class action lawsuits were filed in the Circuit Court for Baltimore City, Maryland, captioned as: (i) Operman v. Cole Real Estate Investments, Inc., et al; (ii) Branham v. Cole Real Estate Investments, Inc., et al; (iii) Wilfong v. Cole Real Estate Investments, Inc., et al. and (iv) Polage v. Cole Real Estate Investments, Inc., et al. All of these lawsuits name the Company, Cole and Cole's board of directors as defendants; Wunsch, Branham, Wilfong and Polage also name Merger Sub as a defendant. All of the named plaintiffs claim to be Cole stockholders and purport to represent all holders of the Cole's stock. Each complaint generally alleges that the individual defendants breached fiduciary duties owed to plaintiff and the other public stockholders of Cole, and that certain entity defendants aided and abetted those breaches. In addition, the Operman lawsuit claims that the individual defendants breached their duty of candor to shareholders and the Branham and Polage lawsuits assert claims derivatively against the individual defendants for their alleged breach of fiduciary duties owed to Cole. The Polage lawsuit also asserts derivative claims for waste of corporate assets and unjust enrichment. Among other remedies, the complaints seek injunctive relief prohibiting the defendants from completing the proposed merger or, in the event that an injunction is not awarded, unspecified money damages, costs and attorneys' fees.

The Company believes that the lawsuits in connection with the Cole Merger are without merit and that it has substantial meritorious defenses to the claims set forth in the complaints.

The Company maintains directors and officers liability insurance, which the Company believes should provide coverage to the Company and its officers and directors for most or all of any costs, settlements or judgments resulting from the lawsuits.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition, in each case, that it believes will have a material adverse effect on the results of operations.

Note 13 - Commitments and Contingencies

Future Lease Payments

The Company entered into a ground lease agreement related to the acquisition of a Walgreens Pharmacy. The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter under this arrangement (amounts in thousands):

Future Minimum Base Rent Payments
2013	$160
2014	160
2015	160
2016	160
2017	160
Thereafter	600
Total	$1,400

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company, except as follows:

Since the announcement of the Merger Agreement on December 17, 2012, Randell Quaal filed a putative class action lawsuit filed on January 19, 2013 against the Company, the OP, ARCT III, ARCT III OP, the members of the board of directors of ARCT III and certain subsidiaries of the Company in the Supreme Court of the State of New York. The lawsuit alleges, among other things, that the board of ARCT III breached its fiduciary duties in connection with the transactions contemplated under the Merger Agreement. In February 2013, the parties agreed to a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of ARCT III stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required ARCT III to make certain additional disclosures related to the Merger, which were included in a Current Report on Form 8-K filed by ARCT III with the SEC on February 21, 2013. The memorandum of understanding also added that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to ARCT III's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.

The Company maintains directors and officers liability insurance which the Company believes should provide coverage to the Company and its officers and directors for most or all of any costs, settlements or judgments resulting from the lawsuit.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition, in each case, that it believes will have a material adverse effect on the results of operations.